Income Tax Expense - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2017 AUD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 AUD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2018 AUD ($)	Jun. 30, 2018 USD ($)	May 31, 2017 AUD ($)	May 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	May 31, 2016 AUD ($)	May 31, 2016 USD ($)	Apr. 30, 2014 AUD ($)	Apr. 30, 2014 USD ($)
Income tax expense benefits [Line Items]
Assessed tax amount		$ 3,609				$ 3,503
Tax and other matters [member] | Transfer pricing [member]
Income tax expense benefits [Line Items]
Assessed tax amount			$ 143						$ 105	$ 537	$ 396	$ 362	$ 267
Payments for assessments	$ 52	$ 39	$ 276	$ 221
Tax and other matters [member] | Controlled foreign companies [member]
Income tax expense benefits [Line Items]
Assessed tax amount					$ 43	$ 32	$ 39	$ 29